As filed with the Securities and Exchange Commission on September 18, 2012

1933 Act Registration No. 333-46479

1940 Act Registration No. 811-08659

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 25	☒

(Check appropriate box or boxes.)

The Henssler Funds, Inc.

(Exact name of Registrant as Specified in Charter)

3735 Cherokee Street

Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

(Name and Address of Agent of Service)

Copy to:

Reinaldo Pascual, Esq.

Paul Hastings LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 23 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw, State of Georgia, on September 18, 2012.

THE HENSSLER FUNDS, INC.

By: /s/ Gene W. Henssler
Gene W. Henssler, Ph.D
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene W. Henssler	Director and President	September 18, 2012
Gene W. Henssler, Ph.D

/s/ Patricia T. Henssler*	Director & Treasurer (Principal Accounting Officer)	September 18, 2012
Patricia T. Henssler

/s/ David O’Brien *	Director	September 18, 2012
David O’Brien

/s/ Joseph Owen *	Director	September 18, 2012
Joseph Owen

/s/ Robert E. Nickels *	Director	September 18, 2012
Robert E. Nickels

*By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D
Attorney-in-fact, pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase